Fair Value Measurements (Details) - Schedule of Financial Assets and Liabilities Measured at Fair Value - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Fair value [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value [Line Items]
Short-term equity investment	$ 11	$ 8
Level 1 [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value [Line Items]
Short-term equity investment	11	8
Level 2 [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value [Line Items]
Short-term equity investment
Level 3 [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value [Line Items]
Short-term equity investment